Income Taxes - Schedule of Benefit (Expense) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current:
United Kingdom	$ 0	$ (1)	$ 2
Foreign	(238)	(145)	(178)
Total current tax benefit (expense)	(238)	(146)	(176)
Deferred:
United Kingdom	27	97	114
Foreign	(42)	121	156
Total deferred tax benefit (expense)	(15)	218	270
Total income tax benefit (expense)	$ (253)	$ 72	$ 94